ORGANIZATION AND BUSINESS OPERATIONS	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Notes to Financial Statements
ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

AB International Group Corp. (the "Company", "we" or "us") was incorporated under the laws of the State of Nevada on July 29, 2013 and originally intended to purchase used cars in the United States and sell them in Krygyzstan. The Company's fiscal year end is August 31.

On January 22, 2016, our former sole officer, who owned 83% of our outstanding common shares, sold all of his common shares to unrelated investor Jianli Deng. After the stock sale, we modified our business to focus on the creation of a mobile app marketing engine. The app was designed for movie trailer promotions and we planned to generate a subscriber base of smartphone users primarily through pre-installed app smartphone makers, online app stores, WeChat official accounts, Weibo and other social network media outlets and sell prepaid cards or coins to movie distributors or other video advertisers in China. We created the app “Amoney” for the Android smartphone platform to develop a WeChat micro-shop that was designed to display and deliver a variety of information and links for download or online watch prices in the China market.

On June 1, 2017, we entered into a Patent License Agreement (the “Agreement”) pursuant to which Guangzhou Shengshituhua Film and Television Company Limited, a company incorporated in China (“Licensor”), granted to us a worldwide license to a video synthesis and release system for mobile communications equipment (the “Technology”). The Technology is the subject of a utility patent in the People’s Republic of China. Under the Agreement, we are able to utilize, improve upon, and sub-license the technology for an initial period of one year from October 1, 2017 to September 30, 2018, subject to a right to renew. We were obligated to pay the Licensor $500,000 within 30 days of the date of the Agreement and a royalty fee in the amount of 20% of any proceeds resulting from our utilization of the Technology, whether in the form of sub-licensing fees or sales of licensed products. Our Chief Executive Officer, Chiyuan Deng and former Chief Executive Officer, Jianli Deng, jointly own and control Licensor. On October 10, 2017, we completed the payment of $500,000 initial payment amount due under the Agreement. In October of 2019, the term of this sublicensing agreement was renewed and extended until October 31, 2020.

Our License to the Technology generates revenue through sub-license monthly fees from a smartphone app on Android devices. This app was already existing and licensed at the time we acquired the Technology.

On March 10, 2018, we acquired intellectual property for $200,000 from All In One Media Ltd, previously named as Aura Blocks Ltd. On March 19, 2018, we entered into consulting agreements (the “Consulting Agreements”) with four consultants (the “Consultants”). The Consulting Agreements have terms or either two or three years. Under the Consulting Agreements the Consultants will provide services to us in Hong Kong and China related to blockchain technology and krypto kiosks. In consideration for the services provided by the Consultants, we have issued the Consultants a total of 1,100,000 shares of our common stock. On November 10, 2018, the Company sold this intellectual property to China IPTV Industry Park Holdings Ltd. for $80,000.

On March 21, 2018, we acquired the intellectual assets of KryptoKiosk Limited, a crypto currencies kiosk company which has licenses and patent in Australia, which enable the operation of cryptocurrency ATMs that allow buying and selling of Bitcoin, Litecoin, and Ethererum all in one terminal. The Company plans to generate revenue through sub-licensing fees for the operation of cryptocurrency ATMs. Through the foregoing the Company proposes to bring a physical aspect to something that is otherwise very abstract to people. We also issued to JPC Fintech Limited 2,400,000 common shares with a market value of $72,000 exchange of KryptoKiosk Limited’s assets consist mostly of intellectual property, including, but not limited to, certain domain names, copyrights, trademarks, and patents pending, but also include contract rights and personal property.

We planned to generate revenue through sub-licensing fees for the operation of cryptocurrency ATMs. Through the foregoing, we proposed to bring a physical aspect to something that is otherwise very abstract to people. We planned to invest in machines and sell sub-licenses in the Asia Pacific region with future world-wide expansion. We had promoted and marketed the ATM business for 6 months or until around August 2018, because the BTC and cryptocurrencies price went down. The IP, however, was never transferred to us. We have repeatedly requested from Messrs. Grounds, Vickery and Shakespare access to the domains and websites and other information concerning the IP assets. As of the date of this annual report, no such information has been provided. In addition, the IP including domain names were transferred to others while Messrs. Vickery and Shakespare were officers of our company. As a result, we ceased promotions and marketing on the ATM business and relations cryptocurrencies business in September 2018. On November 21, 2018, we had sent the final notice that JPC Fintech has materially breached the agreement. We requested that JPC Fintech Ltd. return its stock certificate received in the transaction to our transfer agent for immediate cancellation. We have not yet received the certificate for termination. In February of 2020, 100% of the intellectual assets of KryptoKiosk Limited‘s carrying value $48,000 net of amortization is written off since the IP was never transferred to us and no revenue was generated from this intellectual asset.

On May 9, 2018, we entered into an investor agreement with iCrowdU Inc. We agreed to purchase 228,013 shares of iCrowdU Inc. at a share price of $1.228 for total consideration of $280,000. iCrowdU Inc. offers an online platform and mobile app for crowd funding services targeting the global crowd funding market.

Furthermore, it was agreed to exchange 2,000,000 shares of our common stock for 2,000,000 shares of common stock in iCrowdU Inc. This share exchange was made as collateral in advance of an investment of $1,935,000 by us into iCrowdU Inc., which never occurred.

On or about May 9, 2018, we entered into consultancy agreements with Alexander Holtermann, Ian Wright and Luis Hadic. Each of Messrs. Holtermann, Wright and Hadic received 200,000 shares of our common stock under the consultancy agreements.

On or about July 26, 2018, we entered into an investment agreement with iCrowdU Inc. for the purchase of 40% of iCrowdU in exchange for 8,000,000 shares of our common stock that would be split between Messrs. Holtermann and Wright at 70% and 30%, respectively, and an investment of $10,000,000. The 8,000,000 shares were cut but not delivered to Messrs. Holtermann and Wright and no part of the $10,000,000 was invested by us into iCrowdU Inc.

On or about July 31, 2018, we entered into employment agreements with Messrs. Holtermann and Wright for the consideration provided for under the agreements.

On October 25, 2018, the above parties entered into an Agreement for Termination and Release that terminated all outstanding agreements among the parties and released each party from the other. We agreed to settle outstanding expenses and costs incurred by iCrowdU Inc., in the sum of $6,444.90. In addition, all parties agreed to return any shares received from the above agreements, save we shall be permitted to retain the 228,013 shares purchased in iCrowdU Inc. Finally, we agreed to amend our Current Report on Form 8-K concerning certain disclosures made therein. We amended the report as per the agreement.

On September 5, 2018, the Company entered into an agreement to acquire a movie copyright for $768,000 from All In One Media Ltd, which holds 200,000 common shares of the Company as of August 31, 2019 and is previously named as Aura Blocks Limited. The remaining balance to Aura Blocks Limited is $153,600 as of August 31, 2019. The Company has obtained the exclusive permanent broadcasting right outside the mainland China and is expected to generate revenues from showing the movie online, in theaters, and on TV outside the mainland China once this movie is completed in June, 2019. In August of 2019, the Company sold this movie copyright to China IPTV Industry Park Holding Ltd for $857,600 with a gain of $89,538.

In December of 2018, we engaged StarEastnet, a software developer that holds 171,000 common shares of the Company as of August 31, 2019, to start developing a performance matching platform (Ai Bian Quan Qiu) and a WeChat official account to advertise the platform. The matching platform is to arrange performance events for celebrities and performers. Performers can set their schedules and quotes on the platform. The platform will maximize their profits from performance events by optimizing their schedules based upon quotes and event locations and save time from commuting among different events. “Ai Bian Quan Qiu” utilizes the artificial intelligence (AI) matching technology to instantly and accurately match performers and advertisers or merchants. The company charges agency service fees for each successful event matched through the platform. Since no large social gathering is allowed as a result of COVID-19, there has been no revenue generated from the performance matching platform (Ai Bian Quan Qiu) since the end of January, 2020. In February of 2020, the Company decided that 80% of the carrying amount of Ai Bian Quan Qiu platform and its Wechat official account was impaired. Due to the quarantine and continuous control imposed by the state and local governments in areas affected by COVID-19, merchant advertising events have been suspended for 7 months. The Company decided to shut down the Ai Bian Quan Qiu platform, which has created an adverse impact on the business and financial condition and hampered its ability to generate revenue and access sources of liquidity on reasonable terms.

In June, 2019, the Company completed the development of a video mix APP for social video sharing via iOS and Android smartphones. This app was originally planned to take advantage of the core design philosophy of “My film anyone, anywhere, anytime be together” as similar and competitive innovative video and community apps have been activated on over 2 million unique devices in China as of December 31, 2017 and precipitated the duet video synthesis phenomenon in China. However, the Company decided to focus on the “Ai Bian Quan Qiu” platform as its main business and thus sold the video mix APP to Anyone Pictures Limited, which holds 242,980 common shares of the Company, for $422,400 with a gain of $59,792 in August of 2019.

In August of 2019, the Company entered into a one-year loan agreement to lend $1,047,040 at an annual interest rate of 10% to All In One Media Ltd, previously named as Aura Blocks Limited, for producing films and digital videos in Hong Kong. The term of note receivable is from August 1, 2019 to July 31, 2020.

On September 4, 2019, the Company entered into another loan agreement to lend $1,049,600 at an annual interest rate of 10% to All In One Media Ltd, previously named as Aura Blocks Limited. The term of note receivable is from September 4, 2019 to March 3, 2020. This loan balance was paid off in full on May 4th, 2020.

On April 22, 2020, the Company has announced the first phase development of its highly anticipated video streaming service, the Company expects a full launch this year. The online service will be marketed and distributed in the world under the brand name ABQQ.tv. ABQQ.tv is expected to generate a new and profitable revenue stream immediately following its launch derived from its hybrid subscription and advertising business model. The Company’s decision to accelerate the development and launch date of the video streaming service was largely a result of the mandatory quarantine implemented for the COVID-19 pandemic, as the video streaming increased by as much as 70% during the quarantine period in February and March this year.

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

AB International Group Corp. (the "Company", "we" or "us") was incorporated under the laws of the State of Nevada on July 29, 2013 and originally intended to purchase used cars in the United States and sell them in Krygyzstan. The Company's fiscal year end is August 31.

On January 22, 2016, our former sole officer, who owned 83% of our outstanding common shares, sold all of his common shares to unrelated investor Jianli Deng. After the stock sale, we modified our business to focus on the creation of a mobile app marketing engine. The app was designed for movie trailer promotions and we planned to generate a subscriber base of smartphone users primarily through pre-installed app smartphone makers, online app stores, WeChat official accounts, Weibo and other social network media outlets and sell prepaid cards or coins to movie distributors or other video advertisers in China. We created the app “Amoney” for the Android smartphone platform to develop a WeChat micro-shop that was designed to display and deliver a variety of information and links for download or online watch prices in the China market.

On June 1, 2017, we entered into a Patent License Agreement (the “Agreement”) pursuant to which Guangzhou Shengshituhua Film and Television Company Limited, a company incorporated in China (“Licensor”), granted to us a worldwide license to a video synthesis and release system for mobile communications equipment (the “Technology”). The Technology is the subject of a utility patent in the People’s Republic of China. Under the Agreement, we are able to utilize, improve upon, and sub-license the technology for an initial period of one year from October 1, 2017 to September 30, 2018, subject to a right to renew. We were obligated to pay the Licensor $500,000 within 30 days of the date of the Agreement and a royalty fee in the amount of 20% of any proceeds resulting from our utilization of the Technology, whether in the form of sub-licensing fees or sales of licensed products. Our Chief Executive Officer, Chiyuan Deng and former Chief Executive Officer, Jianli Deng, jointly own and control Licensor. On October 10, 2017, we completed the payment of $500,000 initial payment amount due under the Agreement. In October, 2018, the term of this sublicensing agreement was renewed and extended until October 31, 2019.

Our License to the Technology generates revenue through sub-license monthly fees from a smartphone app on Android devices. This app was already existing and licensed at the time we acquired the Technology.

On March 10, 2018, we acquired intellectual property for $200,000 from All In One Media Ltd, previously named as Aura Blocks Ltd. On March 19, 2018, we entered into consulting agreements (the “Consulting Agreements”) with four consultants (the “Consultants”). The Consulting Agreements have terms or either two or three years. Under the Consulting Agreements the Consultants will provide services to us in Hong Kong and China related to blockchain technology and krypto kiosks. In consideration for the services provided by the Consultants, we have issued the Consultants a total of 1,100,000 shares of our common stock. On November 10, 2018, the Company sold this intellectual property to China IPTV Industry Park Holdings Ltd. for $80,000.

On March 21, 2018, we acquired the intellectual assets of KryptoKiosk Limited, a crypto currencies kiosk company which has licenses and patent in Australia, which enable the operation of cryptocurrency ATMs that allow buying and selling of Bitcoin, Litecoin, and Ethererum all in one terminal. The Company plans to generate revenue through sub-licensing fees for the operation of cryptocurrency ATMs. Through the foregoing the Company proposes to bring a physical aspect to something that is otherwise very abstract to people. We also issued to JPC Fintech Limited 2,400,000 common shares with a market value of $72,000 exchange of KryptoKiosk Limited’s assets consist mostly of intellectual property, including, but not limited to, certain domain names, copyrights, trademarks, and patents pending, but also include contract rights and personal property.

We planned to generate revenue through sub-licensing fees for the operation of cryptocurrency ATMs. Through the foregoing, we proposed to bring a physical aspect to something that is otherwise very abstract to people. We planned to invest in machines and sell sub-licenses in the Asia Pacific region with future world-wide expansion. We had promoted and marketed the ATM business for 6 months or until around August 2018, because the BTC and cryptocurrencies price went down. The IP, however, was never transferred to us. We have repeatedly requested from Messrs. Grounds, Vickery and Shakespare access to the domains and websites and other information concerning the IP assets. As of the date of this annual report, no such information has been provided. In addition, the IP including domain names were transferred to others while Messrs. Vickery and Shakespare were officers of our company. As a result, we ceased promotions and marketing on the ATM business and relations cryptocurrencies business in September 2018. On November 21, 2018, we had sent the final notice that JPC Fintech has materially breached the agreement. We requested that JPC Fintech Ltd. return its stock certificate received in the transaction to our transfer agent for immediate cancellation. We have not yet received the certificate for termination.

On May 9, 2018, we entered into an investor agreement with iCrowdU Inc. We agreed to purchase 228,013 shares of iCrowdU Inc. at a share price of $1.228 for total consideration of $280,000. iCrowdU Inc. offers an online platform and mobile app for crowd funding services targeting the global crowd funding market.

Furthermore, it was agreed to exchange 2,000,000 shares of our common stock for 2,000,000 shares of common stock in iCrowdU Inc. This share exchange was made as collateral in advance of an investment of $1,935,000 by us into iCrowdU Inc., which never occurred.

On or about May 9, 2018, we entered into consultancy agreements with Alexander Holtermann, Ian Wright and Luis Hadic. Each of Messrs. Holtermann, Wright and Hadic received 200,000 shares of our common stock under the consultancy agreements.

On or about July 26, 2018, we entered into an investment agreement with iCrowdU Inc. for the purchase of 40% of iCrowdU in exchange for 8,000,000 shares of our common stock that would be split between Messrs. Holtermann and Wright at 70% and 30%, respectively, and an investment of $10,000,000. The 8,000,000 shares were cut but not delivered to Messrs. Holtermann and Wright and no part of the $10,000,000 was invested by us into iCrowdU Inc.

On or about July 31, 2018, we entered into employment agreements with Messrs. Holtermann and Wright for the consideration provided for under the agreements.

On October 25, 2018, the above parties entered into an Agreement for Termination and Release that terminated all outstanding agreements among the parties and released each party from the other. We agreed to settle outstanding expenses and costs incurred by iCrowdU Inc., in the sum of $6,444.90. In addition, all parties agreed to return any shares received from the above agreements, save we shall be permitted to retain the 228,013 shares purchased in iCrowdU Inc. Finally, we agreed to amend our Current Report on Form 8-K concerning certain disclosures made therein. We amended the report as per the agreement.

On September 5, 2018, the Company entered into an agreement to acquire a movie copyright for $768,000 from All In One Media Ltd, which holds 200,000 common shares of the Company as of August 31, 2019 and is previously named as Aura Blocks Limited. The remaining balance to Aura Blocks Limited is $153,600 as of August 31, 2019. The Company has obtained the exclusive permanent broadcasting right outside the mainland China and is expected to generate revenues from showing the movie online, in theaters, and on TV outside the mainland China once this movie is completed in June, 2019. In August of 2019, the Company sold this movie copyright to China IPTV Industry Park Holding Ltd for $857,600 with a gain of $89,538.

In December of 2018, we engaged StarEastnet, a software developer that holds 171,000 common shares of the Company as of August 31, 2019, to start developing a performance matching platform (Ai Bian Quan Qiu) and a WeChat official account to advertise the platform. The matching platform is to arrange performance events for celebrities and performers. Performers can set their schedules and quotes on the platform. The platform will maximize their profits from performance events by optimizing their schedules based upon quotes and event locations and save time from commuting among different events. “Ai Bian Quan Qiu” utilizes the artificial intelligence (AI) matching technology to instantly and accurately match performers and advertisers or merchants. The company charges agency service fees for each successful event matched through the platform. Due to the quarantine and continuous control imposed by the state and local governments in areas affected by COVID-19, merchant advertising events have been suspended for 7 months. The Company decided to shut down the Ai Bian Quan Qiu platform, which has created an adverse impact on the business and financial condition and hampered its ability to generate revenue and access sources of liquidity on reasonable terms.

In June, 2019, the Company completed the development of a video mix APP for social video sharing via iOS and Android smartphones. This app was originally planned to take advantage of the core design philosophy of “My film anyone, anywhere, anytime be together” as similar and competitive innovative video and community apps have been activated on over 2 million unique devices in China as of December 31, 2017 and precipitated the duet video synthesis phenomenon in China. However, the Company decided to focus on the “Ai Bian Quan Qiu” platform as its main business and thus sold the video mix APP to Anyone Pictures Limited, which holds 242,980 common shares of the Company, for $422,400 with a gain of $59,792 in August of 2019.

In August of 2019, the Company entered into a one-year loan agreement to lend $1,047,040 at an annual interest rate of 10% to All In One Media Ltd, previously named as Aura Blocks Limited, for producing films and digital videos in Hong Kong. The term of note receivable is from August 1, 2019 to July 31, 2020. The Company expects to have similar short term note receivables for the next few years.